Retirement Plans and Other Retiree Benefits - Components of Net Periodic Benefit Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Pension Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0	$ 0	$ 780
Interest cost	14,778	16,183	18,734
Expected return on plan assets	(24,410)	(25,535)	(25,926)
Amortization of unrecognized prior service credits			(43)
Amortization of unrecognized net (gain) loss	3,751	3,370	7,911
Curtailment gain			(564)
Special termination benefit recognized	0	0	0
Total benefit	(5,881)	(5,982)	892
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	0	70
Interest cost	2,869	3,363	4,592
Amortization of unrecognized prior service credits	(8)
Amortization of unrecognized net (gain) loss	(455)	(8)	596
Total benefit	$ 2,406	$ 3,355	$ 5,258